Related Party Balances and Transactions (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Balances and Transactions (Textual)
Revenues aggregated total amount	$ 55	$ 16
Aggregate net amounts of lease and maintenance expenses	475	397
AT&T Engagement [Member]
Related Party Balances and Transactions (Textual)
Pursuant to AT&T Engagement	7,903	8,614
Executive Chairman [Member]
Related Party Balances and Transactions (Textual)
Salary expenses	$ 55	$ 54